Schedule of Estimated Average Useful Lives of Intangible Assets (Details)	Mar. 31, 2024
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset	5 years
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset	5 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset	5 years